FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2019
FAIR VALUE MEASUREMENT
Schedule of financial assets and liabilities measured at fair value

As at 30 June 2019
(US$’000)	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative commodity contracts	—	6,156	—	6,156
Liabilities measured at fair value
Derivative commodity contracts	—	(1,301)	—	(1,301)
Derivative interest rate swaps	—	(6,205)	—	(6,205)
Net fair value	—	(1,350)	—	(1,350)

As at 31 December 2018
(US$’000)	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative commodity contracts	—	32,318	—	32,318
Liabilities measured at fair value
Derivative commodity contracts	—	(876)	—	(876)
Derivative interest rate swaps	—	(2,138)	—	(2,138)
Net fair value	—	29,304	—	29,304